MQL-Q1

Quarterly Report
July 31, 2026
MFS®  Limited Maturity Fund

Portfolio of Investments
7/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds – 97.9%
Aerospace & Defense – 0.3%
Huntington Ingalls Industries, Inc., 5.353%, 1/15/2030	$8,138,000	$8,216,487
Apparel, Footwear, & Accessories – 0.4%
Gildan Activewear, Inc., 4.7%, 10/07/2030 (n)	$5,957,000	$5,821,893
Tapestry, Inc., 5.1%, 3/11/2030	8,294,000	8,299,992
		$14,121,885
Asset-Backed & Securitized – 24.4%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 0.985%, 11/15/2054 (i)	$88,344,711	$2,684,089
37 Capital CLO II Ltd., 2022-1A, “BR2”, FLR, 5.341%, 4/15/2037 (n)	10,000,000	10,006,920
ACORE Issuer LLC, 2026-FL1, “B”, 5.569%, 8/20/2043 (n)	10,048,500	10,058,974
ACREC 2021-FL1 Ltd., “AS”, FLR, 5.293% ((SOFR - 1mo. + 0.11448%) + 1.5%), 10/16/2036 (n)	1,511,391	1,511,393
ACREC 2021-FL1 Ltd., “B”, FLR, 5.593% ((SOFR - 1mo. + 0.11448%) + 1.8%), 10/16/2036 (n)	11,776,000	11,776,685
ACREC 2021-FL1 Ltd., “C”, FLR, 5.943% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)	5,972,500	5,974,792
ACREC 2025-FL3 LLC, “A”, FLR, 4.979% (SOFR - 1mo. + 1.31%), 8/18/2042 (n)	4,071,429	4,071,413
Acres PLC, 2026-FL4, “A”, 5.12%, 8/18/2044 (n)	10,000,000	10,006,246
Acres PLC, 2026-FL4, “B”, FLR, 5.62% (SOFR - 1mo. + 1.95%), 8/18/2044 (n)	4,637,500	4,640,379
American Credit Acceptance Receivables Trust, 2026-2, “B”, 4.5%, 10/08/2030 (n)	2,850,000	2,838,917
AmeriCredit Automobile Receivables Trust, 2026-1, “A”, 4.16%, 7/12/2029 (n)	7,804,583	7,796,809
AmeriCredit Automobile Receivables Trust, 2026-1, “B”, 4.24%, 4/12/2030 (n)	3,000,000	2,986,276
Angel Oak Mortgage Trust, 2024-13, “A1”, 5.464%, 12/26/2069 (n)	10,146,530	10,121,954
Angel Oak Mortgage Trust, 2024-7, “A1”, 5.621%, 5/25/2069 (n)	2,829,539	2,832,695
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)	2,964,728	2,958,103
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 5.925% (SOFR - 30 day + 2.3%), 1/15/2037 (n)	12,447,500	12,447,500
ARDN Mortgage Trust, 2025-ARCP, “A”, FLR, 5.426% (SOFR - 1mo. + 1.75%), 6/15/2035 (n)	14,993,000	15,007,039
AREIT 2022-CRE6 Trust, “C”, FLR, 5.771% (SOFR - 30 day + 2.15%), 1/20/2037 (n)	4,174,000	4,177,852
AREIT 2022-CRE6 Trust, “D”, FLR, 6.471% (SOFR - 30 day + 2.85%), 1/20/2037 (n)	2,549,000	2,551,100
AREIT 2022-CRE7 LLC, “B”, FLR, 6.923% (SOFR - 1mo. + 3.244%), 6/17/2039 (n)	12,436,500	12,440,256
AREIT CRE Trust, 2026-CRE12, “AS”, FLR, 5.25% (SOFR - 1mo. + 1.6%), 2/18/2044 (n)(w)	5,146,972	5,153,671
AREIT CRE Trust, 2026-CRE12, “B”, FLR, 5.45% (SOFR - 1mo. + 1.8%), 2/18/2044 (n)(w)	5,387,925	5,387,925
Ares LXXI CLO Ltd., 2024-71A, “CR”, FLR, 5.667%, 4/20/2037 (n)	17,200,000	17,199,862
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	238,264	238,881
Aspire Mortgage Trust, 2026-1, “A1”, 4.855%, 1/25/2066 (n)	2,915,174	2,877,494
Aspire Mortgage Trust, 2026-2, “A1”, 5.325%, 4/26/2066 (n)	6,365,894	6,322,072
AutoNation Finance Trust, 2025-1A, “A2”, 4.72%, 4/10/2028 (n)	433,646	433,765
BA Credit Card Trust, 2025-A1, “A”, 4.31%, 5/15/2030	3,923,000	3,915,003
Bain Capital Credit CLO Ltd., 2021-4A, “BRR”, FLR, 5.079% (SOFR - 3mo. + 1.35%), 10/20/2034 (n)	15,478,057	15,453,818
Bain Capital Credit CLO Ltd., 2021-7A, “BR”, FLR, 5.233% (SOFR - 3mo. + 1.5%), 1/22/2035 (n)	8,775,562	8,787,585
Balboa Bay Loan Funding Ltd., 2022-1A, “BR”, 5.579% (SOFR - 3mo. + 1.85%), 4/20/2037 (n)	15,426,798	15,436,656
Bardot CLO Ltd., 2019-2A, “CRR”, FLR, 5.283% (SOFR - 3mo. + 1.55%), 10/22/2032 (n)	5,464,286	5,465,242
Bayview Commercial Asset Trust, FLR, 4.304% ((SOFR - 1mo. + 0.11448%) + 0.4658%), 8/25/2035 (n)	111,365	108,748
Bayview Financial Revolving Mortgage Loan Trust, FLR, 5.457% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	50,702	135,679
BBCMS Mortgage Trust, 2018-C2, “XA”, 0.735%, 12/15/2051 (i)(n)	57,792,704	742,815
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.19%, 7/15/2054 (i)	31,311,628	1,384,694
BBCMS Mortgage Trust, 2021-C11, “XA”, 1.318%, 9/15/2054 (i)	35,590,508	1,670,836
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.538%, 2/15/2054 (i)	51,672,094	2,851,845
BDS LLC, 2026-FL17, “B”, FLR, 5.469% (SOFR - 1mo. + 1.8%), 5/19/2043 (n)	14,875,666	14,875,592
BDS Ltd., 2026-FL17, “AS”, FLR, 5.219% (SOFR - 1mo. + 1.55%), 5/19/2043 (n)	5,300,496	5,301,975
BDS Ltd., 2026-FL17, “C”, FLR, 5.619% (SOFR - 1mo. + 1.95%), 5/19/2043 (n)	2,706,832	2,706,818
BDS Ltd., 2026-FL18, “B”, FLR, 0% (SOFR - 1mo. + 1.7%), 2/19/2044 (n)(w)	8,217,077	8,219,652
BDS Ltd., 2026-FL18, “C”, FLR, 5% (SOFR - 1mo. + 1.9%), 2/19/2044 (n)(w)	4,118,812	4,120,595
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.244%, 2/15/2054 (i)	58,357,399	2,339,986
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.073%, 3/15/2054 (i)	35,458,430	1,215,504
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.343%, 7/15/2054 (i)	67,903,581	2,813,218
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.215%, 8/15/2054 (i)	50,568,233	2,190,353
Benchmark 2021-B29 Mortgage Trust, “XA”, 1.097%, 9/15/2054 (i)	75,020,964	2,280,202

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Benchmark 2025-V18 Mortgage Trust, “A3”, 5.183%, 10/15/2058	$7,525,237	$7,537,785
BlueMountain CLO Ltd., 2020-29AR, “CR2”, FLR, 5.76% (SOFR - 3mo. + 1.95%), 7/25/2034 (n)	7,835,821	7,822,774
BSPRT Issuer Ltd., 2026-FL13, “A”, FLR, 5.169% (SOFR - 1mo. + 1.5%), 10/18/2043 (n)	8,500,000	8,509,197
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	2,334,146	2,355,312
Business Jet Securities LLC, 2024-1A, “B”, 6.924%, 5/15/2039 (n)	271,425	276,193
Business Jet Securities LLC, 2024-2A, “A”, 5.364%, 9/15/2039 (n)	3,178,852	3,163,288
Business Jet Securities LLC, 2024-2A, “B”, 5.754%, 9/15/2039 (n)	1,857,493	1,843,959
Business Jet Securities LLC, 2026-1A, “A”, 5.464%, 6/15/2041 (n)	2,405,900	2,393,348
Business Jet Securities LLC, 2026-1A, “C”, 6.099%, 6/15/2041 (n)	884,940	881,831
BX Trust, 2026-CLS, “C”, FLR, 6.026% (SOFR - 1mo. + 2.35%), 5/15/2043 (n)	1,600,000	1,603,357
BX Trust, 2026-CLS, “D”, FLR, 7.126% (SOFR - 1mo. + 3.45%), 5/15/2043 (n)	872,000	874,727
BX Trust, 2026-ORBT, “C”, FLR, 5.426% (SOFR - 1mo. + 1.75%), 7/15/2043 (n)	2,598,541	2,603,417
BXMT 2020-FL2 Ltd., “B”, FLR, 5.443% ((SOFR - 1mo. + 0.11448%) + 1.4%), 2/15/2038 (n)	5,795,500	5,768,881
BXMT 2021-FL4 Ltd., “AS”, FLR, 5.343% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	12,062,500	11,997,736
CarMax Select Recievables Trust, 2026-B, “B”, 4.88%, 10/15/2032	1,939,000	1,939,127
C-BASS Mortgage Loan Trust, 2007-CB1, “AF3”, 6.237%, 1/25/2037 (d)(q)	1,506,802	395,892
C-BASS Mortgage Loan Trust, 2007-CB3, “A3”, 6.231%, 3/25/2037 (d)(q)	1,968,241	679,698
CD 2017-CD4 Mortgage Trust, “XA”, 1.35%, 5/10/2050 (i)	30,438,547	105,780
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)	1,523,284	1,254,726
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)	499,890	300,703
Chesapeake Funding II LLC, 2023-2A, “A1”, 6.16%, 10/15/2035 (n)	939,028	939,789
Colt Funding LLC, 2024-2, “A1”, 6.125%, 4/25/2069 (n)	2,635,567	2,640,386
Colt Funding LLC, 2024-3, “A1”, 6.393%, 6/25/2069 (n)	4,262,690	4,282,361
Colt Funding LLC, 2024-3, “A2”, 6.646%, 6/25/2069 (n)	1,414,263	1,421,379
Commercial Mortgage Pass-Through Certificates, 2019-BN24, “XA”, 0.632%, 11/15/2062 (i)	33,816,730	630,202
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.278%, 2/15/2054 (i)	50,694,695	2,236,670
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.703%, 4/15/2054 (i)	45,914,569	1,185,064
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 1.063%, 6/15/2063 (i)	55,018,488	1,799,044
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.002%, 6/15/2064 (i)	29,195,166	1,108,032
COOPR Residential Mortgage Trust, 2025-CES1, “A1A”, 5.654%, 5/25/2060 (n)	1,922,606	1,924,576
CPS Auto Trust, 2026-B, “B”, 4.59%, 12/16/2030 (n)	1,990,000	1,984,826
Dell Equipment Finance Trust, 2024-2, “A3”, 4.59%, 8/22/2030 (n)	3,292,399	3,295,828
DLLST LLC, 2024-1A, “A3”, 5.05%, 8/20/2027 (n)	444,608	445,276
Dryden Senior Loan Fund CLO Ltd., 2019-75A, “BR3”, FLR, 5.252% (SOFR - 3mo. + 1.5%), 4/14/2034 (n)	19,157,552	19,149,946
Dryden Senior Loan Fund CLO Ltd., 2021-95A, “BR”, FLR, 5.241% (SOFR - 3mo. + 1.6%), 8/20/2034 (n)	16,500,000	16,508,630
Dryden Senior Loan Fund, 2017-49A, “BR”, CLO, FLR, 5.59% ((SOFR - 3mo. + 0.26161%) + 1.6%), 7/18/2030 (n)	3,913,780	3,918,453
Dwight Issuer LLC, 2025-FL1, 2026-FL2, “AS”, FLR, 5.25% (SOFR - 1mo. + 1.65%), 1/18/2044 (n)	6,854,166	6,861,082
Ellington Financial Mortgage Trust, 2026-AE3, “A28”, FLR, 4.966% (SOFR - 1mo. + 1.35%), 6/25/2061 (n)	4,844,053	4,842,548
Empire District Bondco LLC, 4.943%, 1/01/2033	2,464,505	2,457,361
Enterprise Fleet Financing 2023-2 LLC, “A2”, 5.56%, 4/22/2030 (n)	292,063	292,494
Enterprise Fleet Financing 2023-2 LLC, “A3”, 5.5%, 4/22/2030 (n)	3,561,000	3,581,356
Enterprise Fleet Financing 2024-3 LLC, “A2”, 5.31%, 4/20/2027 (n)	132,135	132,203
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 5.866% (SOFR - 30 day + 2.25%), 2/23/2039 (n)	5,401,958	5,396,551
General Motors Co., FLR, 4.075% (SOFR - 1mo. + 0.45%), 11/15/2028 (n)	5,250,000	5,250,703
General Motors Co., FLR, 4.175% (SOFR - 1mo. + 0.55%), 11/15/2029 (n)	7,329,000	7,342,568
GLS Auto Select Receivables Trust, 2026-1A, “A2”, 4.05%, 2/17/2032 (n)	2,196,740	2,184,562
GLS Auto Select Receivables Trust, 2026-2A, “A2”, 4.46%, 6/15/2032 (n)	5,985,000	5,973,235
Greystone Commercial Real Estate Notes, 2025-FL4, “AS”, FLR, 5.814% (SOFR - 1mo. + 2.1385%), 1/15/2043 (n)	2,127,500	2,146,377
Greystone Commercial Real Estate Notes, 2025-FL4, “B”, FLR, 6.265% (SOFR - 1mo. + 2.5887%), 1/15/2043 (n)	1,330,000	1,344,420
GS Mortgage Securities Trust, 2017-GS6, “XA”, 1.149%, 5/10/2050 (i)	33,241,968	162,267
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.165%, 8/10/2050 (i)	34,343,905	189,166
GS Mortgage Securities Trust, 2020-GC47, “A5”, 1.12%, 5/12/2053 (i)	38,837,370	1,337,714
IMPAC Secured Assets Corp., FLR, 4.539% ((SOFR - 1mo. + 0.11448%) + 0.7%), 5/25/2036	42,552	40,287
Invesco CLO Ltd., 2022-2A, “BR”, FLR, 5.409% (SOFR - 3mo. + 1.68%), 7/20/2035 (n)	15,288,461	15,323,548
Jersey Mikes Funding LLC, 2026-1A, “A2I”, 4.952%, 2/15/2056 (n)	4,736,130	4,631,706
JPMorgan Chase Commercial Mortgage Securities Corp., 1.146%, 9/15/2050 (i)	28,510,007	146,296
JPMorgan Mortgage Trust, 5.592%, 2/25/2064 (n)	2,934,676	2,941,627
JPMorgan Mortgage Trust, 2026-NQM1, “A1”, 4.745%, 6/25/2066 (n)	2,536,277	2,497,505
LRECS 2025-CRE1 LLC, “AS”, FLR, 5.419% (SOFR - 1mo. + 1.75%), 8/19/2043 (n)	16,500,000	16,520,092

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Merrill Lynch Mortgage Investors, Inc., 5.95%, 2/25/2037 (a)(d)	$1,577,351	$172,115
MF1 2022-FL8 Ltd., “C”, FLR, 5.867% (SOFR - 30 day + 2.2%), 2/19/2037 (n)	2,198,259	2,193,443
MF1 2022-FL9 LLC, “B”, FLR, 6.818% (SOFR - 1mo. + 3.15%), 6/19/2037 (n)	15,126,500	15,134,729
MF1 2025-FL20 LLC, “AS”, FLR, 5.37% (SOFR - 1mo. + 1.7%), 2/18/2043 (n)	11,000,000	11,034,049
MF1 2025-FL20 LLC, “B”, FLR, 5.619% (SOFR - 1mo. + 1.95%), 2/18/2043 (n)	5,078,314	5,092,513
MF1 2026-FL21 LLC, “AS”, FLR, 5.22% (SOFR - 1mo. + 1.55%), 2/18/2041 (n)	3,373,031	3,374,252
MF1 2026-FL21 LLC, “B”, FLR, 5.419% (SOFR - 1mo. + 1.75%), 2/18/2041 (n)	1,820,322	1,820,313
MF1 2026-FL21 LLC, “C”, FLR, 5.62% (SOFR - 1mo. + 1.95%), 2/18/2041 (n)	6,024,853	6,024,817
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.384%, 5/15/2050 (i)	29,687,371	167,464
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.386%, 6/15/2050 (i)	12,855,871	77,460
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.966%, 12/15/2051 (i)	45,610,339	703,964
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.176%, 5/15/2054 (i)	39,367,996	1,666,943
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.14%, 6/15/2054 (i)	35,136,011	1,238,625
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM1, “A1”, 6.152%, 12/25/2068 (n)	3,531,438	3,536,358
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM5, “A1”, 5.649%, 10/25/2069 (n)	7,344,765	7,342,983
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM1, “A1”, 5.738%, 11/25/2069 (n)	11,394,878	11,407,612
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM9, “A1”, 5.016%, 9/25/2070 (n)	3,384,473	3,345,705
Morgan Stanley Residential Mortgage Loan Trust, 2026-NQM4, “A1”, 5.075%, 3/25/2071 (n)	4,809,600	4,754,444
Morgan Stanley Residential Mortgage Loan Trust, 2026-NQM8, “A1”, 5.508%, 6/25/2071 (n)	7,863,498	7,846,591
New Residential Mortgage Loan Trust, 2024-NQM3, “A1”, 5.53%, 5/25/2065 (n)	4,030,255	4,017,742
New Residential Mortgage Loan Trust, 2024-NQMI, “A1”, 6.129%, 3/25/2064 (n)	4,749,047	4,758,510
New Residential Mortgage Loan Trust, 2025-NQM1, “A1”, 5.643%, 1/25/2065 (n)	10,455,175	10,472,011
OBX Trust, 2023-NQM5, “A1”, 5.988%, 1/25/2064 (n)	1,374,356	1,376,391
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)	1,760,777	1,765,093
OBX Trust, 2024-NQM1, “A2”, 6.253%, 11/25/2063 (n)	533,692	533,881
OBX Trust, 2024-NQM8, “A1”, 6.233%, 5/25/2064 (n)	3,025,486	3,037,420
OneMain Financial Issuance Trust, 2020-2A, “A”, 1.75%, 9/14/2035 (n)	3,263,720	3,231,461
OneMain Financial Issuance Trust, 2022-S1, “A”, 4.13%, 5/14/2035 (n)	622,553	622,420
Ownit Mortgage Loan Asset-Backed Certificates, 5.79%, 10/25/2035	838,750	449,483
Palmer Square Loan Funding, 2025-1A Ltd., “A2”, FLR, 4.851% (SOFR - 3mo. + 1.2%), 2/15/2033 (n)	15,500,000	15,491,956
Palmer Square Loan Funding, 2025-2A Ltd., “A2”, FLR, 5.152% (SOFR - 3mo. + 1.4%), 7/15/2033 (n)	9,500,000	9,501,463
Peebles Park CLO Ltd., 2024-1A, “CR”, FLR, 5.633% (SOFR - 3mo. + 1.9%), 4/21/2037 (n)	4,984,170	4,989,294
PFP III 2025-12 Ltd., “AS”, FLR, 5.411% (SOFR - 1mo. + 1.7418%), 12/18/2042 (n)	10,926,000	10,952,157
PFP III 2025-12 Ltd., “B”, FLR, 5.712% (SOFR - 1mo. + 2.0421%), 12/18/2042 (n)	5,395,500	5,408,476
PFP III 2026-13 Ltd., “AS”, FLR, 5.319% (SOFR - 1mo. + 1.65%), 8/18/2043 (n)	9,185,000	9,213,615
PFP III 2026-13 Ltd., “B”, FLR, 5.52% (SOFR - 1mo. + 1.85%), 8/18/2043 (n)	2,515,500	2,525,910
PFS Financing Corp., 2025-C, “A”, FLR, 4.575%, 4/15/2029 (n)	6,500,000	6,520,341
PFS Financing Corp., 2026-A, “A”, FLR, 4.325% (SOFR - 1mo. + 0.7%), 2/15/2030 (n)	9,248,000	9,271,766
Planet Fitness Master Issuer, 2025-1A, “A2I”, 5.274%, 12/06/2055 (n)	3,569,055	3,499,012
PMT Loan Trust, 2026-INV4, “A36”, FLR, 5.066% (SOFR - 1mo. + 1.45%), 3/25/2057 (n)	6,559,724	6,558,535
Provident Funding Mortgage Trust, 2024-1, “A3”, 5.5%, 12/25/2054 (n)	5,989,723	5,967,085
Provident Funding Mortgage Trust, 2025-1, “A”, 5.5%, 2/25/2055 (n)	9,790,973	9,752,676
Rate Mortgage Trust, 2025-J3, “A27”, FLR, 5.166% (SOFR - 1mo. + 1.55%), 11/25/2055 (n)	14,196,396	14,237,915
Santander Mortgage Asset Receivables Trust, 2025-NQM2, “A1”, 5.732%, 2/25/2065 (n)	1,744,029	1,745,668
Sequoia Mortgage Trust, 2026-Med2, “A1A”, 5.614%, 8/25/2056 (n)	7,323,704	7,280,918
Shackleton 2013-4RA CLO Ltd., “B”, FLR, 5.924% ((SOFR - 3mo. + 2.1616%) + 1.9%) 4/13/2031 (n)	2,268,542	2,268,658
Southwick Park CLO Ltd., 2019-4A, “B2R”, 2.46%, 7/20/2032 (n)	5,142,000	4,776,198
Southwick Park CLO Ltd., 2019-4A, “CRR”, FLR, 5.279% (SOFR - 3mo. + 1.55%), 7/20/2032 (n)	5,472,000	5,461,981
Taco Bell Funding LLC, 2025-1A, “A2I”, 4.821%, 8/25/2055 (n)	9,952,588	9,750,062
TCW Gem Ltd., 2020-1A, “BR3”, FLR, 5.329% (SOFR - 3mo. + 1.6%), 4/20/2034 (n)	17,904,685	17,954,102
TPG Real Estate Finance, 2025-FL7, “AS”, FLR, 5.37% (SOFR - 1mo. + 1.7%), 6/18/2043 (n)	3,885,469	3,892,745
TPG Real Estate Finance, 2025-FL7, “B”, FLR, 5.62% (SOFR - 1mo. + 1.95%), 6/18/2043 (n)	7,135,803	7,148,164
Trinitas CLO Ltd., 2021-15A, “B1R”, FLR, 5.383% (SOFR - 3mo. + 1.65%), 4/22/2034 (n)	15,912,802	15,916,335
UBS Commercial Mortgage Trust, 2017-C1, “XA”, 1.082%, 11/15/2050 (i)	18,413,238	177,459
UBS Commercial Mortgage Trust, 2018-C14, “XA”, 1.062%, 12/15/2051 (i)	17,269,951	272,292
Verus Securitization Trust, 2024-3, “A2”, 6.642%, 4/25/2069 (n)	2,126,437	2,135,919
Verus Securitization Trust, 2024-6, “A1”, 5.799%, 7/25/2069 (n)	2,306,726	2,310,459
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	668,544	669,593
Volvo Financial Equipment LLC, 2026-1A, “A2”, 3.9%, 11/15/2028 (n)	2,321,000	2,313,274

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Wells Fargo Commercial Mortgage Trust, 2021-C61, “XA”, 1.47%, 11/15/2054 (i)	$36,537,121	$1,863,375
		$810,919,934
Auto & Auto Components – 2.4%
Ford Motor Credit Co. LLC, 5.8%, 3/05/2027	$17,336,000	$17,424,336
Ford Motor Credit Co. LLC, 5.753%, 4/06/2033	5,263,000	5,171,546
Hyundai Capital America, 4.5%, 6/16/2028 (n)	8,951,000	8,896,686
Hyundai Capital America, 4.75%, 6/18/2029 (n)	4,175,000	4,146,420
Hyundai Capital America, 5%, 6/18/2031 (n)	8,951,000	8,850,403
LKQ Corp., 5.75%, 6/15/2028	13,189,000	13,344,988
Stellantis Finance U.S., Inc., 1.711%, 1/29/2027 (n)	6,925,000	6,819,827
Stellantis Finance U.S., Inc., 2.691%, 9/15/2031 (n)	8,993,000	7,594,779
Stellantis Financial Services US Corp., 5.4%, 6/15/2029 (n)	5,795,000	5,754,256
		$78,003,241
Brokerage & Asset Managers – 2.1%
Brookfield Finance, Inc., 3.9%, 1/25/2028	$13,949,000	$13,789,732
Charles Schwab Corp., 5.875%, 8/24/2026	8,657,000	8,659,816
Citadel Finance LLC, 4.75%, 2/14/2029 (n)	8,158,000	7,998,790
Citadel Securities Global Holdings LLC, 5.125%, 1/27/2032 (n)	5,667,000	5,544,846
LPL Holdings, Inc., 5.7%, 5/20/2027	8,342,000	8,408,351
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	4,896,000	4,866,908
LPL Holdings, Inc., 6.75%, 11/17/2028	3,844,000	3,986,421
LPL Holdings, Inc., 4%, 3/15/2029 (n)	7,734,000	7,510,335
LPL Holdings, Inc., 5.2%, 3/15/2030	7,293,000	7,283,696
		$68,048,895
Business Services – 1.1%
Equifax, Inc., 5%, 8/15/2029	$5,714,000	$5,721,628
Fidelity National Information Services, Inc., 4.45%, 3/10/2028	7,177,000	7,138,247
Fidelity National Information Services, Inc., 4.55%, 3/10/2029	3,987,000	3,951,128
Fidelity National Information Services, Inc., 4.8%, 3/10/2031	7,177,000	7,050,281
Paychex, Inc., 5.1%, 4/15/2030	13,106,000	13,115,675
		$36,976,959
Cable TV – 0.7%
Cox Communications, Inc., 5.45%, 9/15/2028 (n)	$13,143,000	$13,221,466
Videotron Ltd., 3.625%, 6/15/2029 (n)	10,672,000	10,263,493
		$23,484,959
Conglomerates – 0.2%
Regal Rexnord Corp., 6.05%, 4/15/2028	$7,691,000	$7,834,893
Consumer Services – 1.3%
CBRE Services, Inc., 5.5%, 4/01/2029	$10,844,000	$11,016,834
CBRE Services, Inc., 4.8%, 6/15/2030	3,165,000	3,131,235
Meituan, 4.5%, 4/02/2028 (n)	7,022,000	6,978,558
Meituan, 4.625%, 10/02/2029 (n)	3,769,000	3,716,928
Meituan, 4.5%, 5/05/2031 (n)	3,026,000	2,918,840
Rentokil Terminix Funding PLC, 4.625%, 4/23/2031 (n)	595,000	578,413
Rentokil Terminix LLC, 5%, 4/28/2030 (n)	16,442,000	16,383,760
		$44,724,568
Containers – 0.4%
Berry Global, Inc., 1.65%, 1/15/2027	$9,789,000	$9,666,863
Berry Global, Inc., 5.5%, 4/15/2028	1,938,000	1,963,318
		$11,630,181

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Diversified Financial Services – 2.3%
Apollo Debt Solutions BDC, 5.2%, 12/08/2028 (n)	$3,429,000	$3,376,787
Aviation Capital Group, 4.25%, 4/30/2029 (n)	10,296,000	10,092,352
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	6,674,000	6,484,658
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	5,106,000	4,944,523
Avolon Holdings Funding Ltd., 6.375%, 5/04/2028 (n)	5,296,000	5,417,966
Blackstone Secured Lending Fund, 2.125%, 2/15/2027	3,429,000	3,375,658
Blackstone Secured Lending Fund, 5.9%, 5/21/2031	3,581,000	3,482,513
Blue Owl Credit Income Corp., 7.95%, 6/13/2028	2,488,000	2,563,420
Goldman Sachs Private Credit Corp., 5.05%, 2/23/2028	1,798,000	1,787,105
Goldman Sachs Private Credit Corp., 6.15%, 6/16/2031 (n)	2,895,000	2,857,511
SMBC Aviation Capital Finance DAC, 5.3%, 4/03/2029 (n)	18,398,000	18,531,630
Sumisho Air Lease Corp., 4.4%, 3/24/2028 (n)	8,559,000	8,503,020
Sumisho Air Lease Corp., 4.5%, 3/24/2029 (n)	5,366,000	5,301,294
		$76,718,437
Electrical Equipment – 0.8%
Arrow Electronics, Inc., 5.15%, 8/21/2029	$11,160,000	$11,195,864
Arrow Electronics, Inc., 2.95%, 2/15/2032	6,342,000	5,569,650
Molex Electronic Technologies LLC, 4.75%, 4/30/2028 (n)	9,837,000	9,863,578
		$26,629,092
Emerging Market Sovereign – 0.3%
Eagle Funding LuxCo S.à r.l. (United Mexican States), 5.5%, 8/17/2030 (n)	$11,215,000	$11,195,374
Energy - Independent – 0.5%
Antero Resources Corp., 5.375%, 3/01/2030 (n)	$1,012,000	$1,013,729
EQT Corp., 5.7%, 4/01/2028	14,906,000	15,113,607
		$16,127,336
Food & Beverages – 2.6%
Bacardi Ltd., 4.7%, 5/15/2028 (n)	$3,595,000	$3,578,975
Bacardi-Martini B.V., 5.25%, 1/15/2029 (n)	18,110,000	18,190,441
Constellation Brands, Inc., 4.8%, 5/01/2030	7,961,000	7,905,720
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 3%, 2/02/2029	17,389,000	16,620,173
JDE Peet's N.V., 1.375%, 1/15/2027 (n)	8,629,000	8,498,529
Mars, Inc., 4.6%, 3/01/2028 (n)	7,813,000	7,816,043
Mars, Inc., 4.8%, 3/01/2030 (n)	16,398,000	16,342,151
Suntory Holdings Ltd., 5.124%, 6/11/2029 (n)	8,773,000	8,826,774
		$87,778,806
Global Systemically Important Banks – 7.4%
Bank of America Corp., 4.25%, 10/22/2026	$4,033,000	$4,031,084
Bank of America Corp., 4.183%, 11/25/2027	7,058,000	7,018,831
Barclays PLC, 2.279% to 11/24/2026, FLR (CMT - 1yr. + 1.05%) to 11/24/2027	10,326,000	10,255,445
BNP Paribas S.A., 2.591% to 1/20/2027, FLR (SOFR - 1 day + 1.228%) to 1/20/2028 (n)	12,560,000	12,437,689
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	5,284,000	5,248,116
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	6,699,000	6,875,947
Deutsche Bank AG, 5.06% to 4/14/2031, FLR (SOFR - 1 day + 1.41%) to 4/14/2032	4,040,000	3,992,073
Goldman Sachs Group, Inc., 1.948% to 10/21/2026, FLR (SOFR - 1 day + 0.913%) to 10/21/2027	8,876,000	8,827,421
Goldman Sachs Group, Inc., 5.24% to 7/21/2031, FLR (SOFR - 1 day + 1.17%) to 7/21/2032	8,558,000	8,541,170
HSBC Holdings PLC, 4.899% to 3/03/2028, FLR (SOFR - 1 day + 1.03%) to 3/03/2029	15,725,000	15,753,987
JPMorgan Chase & Co., 1.47% to 9/22/2026, FLR (SOFR - 1 day + 0.765%) to 9/22/2027	11,709,000	11,661,649
JPMorgan Chase & Co., 5.04% to 1/23/2027, FLR (SOFR - 1 day + 1.19%) to 1/23/2028	18,947,000	18,989,428
JPMorgan Chase & Co., 5.571% to 4/22/2027, FLR (SOFR - 1 day + 0.93%) to 4/22/2028	10,766,000	10,839,896
Mitsubishi UFJ Financial Group, Inc., 4.592% to 4/18/2029, FLR (CMT - 1yr. + 0.78%) to 4/18/2030	8,863,000	8,789,347
Mitsubishi UFJ Financial Group, Inc., 5.159%, 4/24/2031	4,179,000	4,183,950
Mitsubishi UFJ Financial Group, Inc., 4.847% to 4/21/2031, FLR (CMT - 1yr. + 0.92%) to 4/21/2032	3,713,000	3,658,479
Mizuho Financial Group, Inc., 4.711% to 7/08/2030, FLR (CMT - 1yr. + 0.92%) to 7/08/2031	14,398,000	14,194,748
Morgan Stanley, 3.625%, 1/20/2027	7,132,000	7,114,226

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Global Systemically Important Banks – continued
Morgan Stanley, 3.95%, 4/23/2027	$2,561,000	$2,550,952
Morgan Stanley, 4.994% to 4/12/2028, FLR (SOFR - 1 day + 1.38%) to 4/12/2029	7,869,000	7,894,390
Morgan Stanley, 4.555% to 4/10/2029, FLR (SOFR - 1 day + 0.96%) to 4/10/2030	11,899,000	11,776,700
Société Générale S.A., 4.857% to 7/07/2028, FLR (SOFR - 1 day + 0.855%) to 7/07/2029 (n)	17,180,000	17,112,269
Sumitomo Mitsui Financial Group, Inc., 2.174%, 1/14/2027	9,125,000	9,039,653
UBS Group AG, 4.703% to 8/05/2026, FLR (CMT - 1yr. + 2.05%) to 8/05/2027 (n)	7,314,000	7,313,940
UBS Group AG, 9.25% to 11/13/2028, FLR (CMT - 5yr. + 4.745%) to 5/13/2172 (n)	2,569,000	2,750,983
UBS Group AG, 6.6% to 2/05/2031, FLR (USD SOFR ICE Swap Rate - 5yr. + 3.122%) to 2/05/2174 (n)	12,643,000	12,710,375
Wells Fargo & Co., 3.526% to 3/24/2027, FLR (SOFR - 1 day + 1.51%) to 3/24/2028	13,228,000	13,138,972
		$246,701,720
Hardware, Peripherals, & Assembly – 0.1%
VMware, Inc., 1.4%, 8/15/2026	$4,323,000	$4,317,935
Industrial – 0.1%
Booz Allen Hamilton, Inc., 4%, 7/01/2029 (n)	$4,947,000	$4,775,136
Insurance – 1.5%
CNO Global Funding, 4.7%, 12/11/2030 (n)	$8,514,000	$8,305,352
Corebridge Financial, Inc., 3.65%, 4/05/2027	8,710,000	8,659,303
Corebridge Global Funding, 5.2%, 1/12/2029 (n)	5,494,000	5,527,538
Corebridge Global Funding, 4.8%, 5/29/2029 (n)	8,966,000	8,938,677
Sammons Financial Group Global Funding, 5.05%, 1/10/2028 (n)	4,299,000	4,304,039
Sammons Financial Group Global Funding, 5.1%, 12/10/2029 (n)	15,272,000	15,254,869
		$50,989,778
Insurance - Health – 0.3%
Elevance Health, Inc., 4.5%, 10/30/2026	$5,855,000	$5,859,826
Elevance Health, Inc., 4.75%, 2/15/2030	4,976,000	4,948,825
		$10,808,651
Insurance - Property & Casualty – 0.9%
Ambac Assurance Corp., 5.1%, 6/07/2172 (n)	$23,513	$31,273
Arthur J. Gallagher & Co., 4.6%, 12/15/2027	6,310,000	6,311,046
Arthur J. Gallagher & Co., 4.85%, 12/15/2029	6,309,000	6,308,870
Brown & Brown, Inc., 4.7%, 6/23/2028	4,380,000	4,371,588
Marsh & McLennan Cos., Inc., 4.55%, 11/08/2027	6,358,000	6,358,801
Marsh & McLennan Cos., Inc., 4.65%, 3/15/2030	6,358,000	6,312,265
		$29,693,843
International Market Quasi-Sovereign – 0.3%
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)	$10,003,000	$10,212,735
Machinery & Tools – 0.5%
AGCO Corp., 5.45%, 3/21/2027	$5,782,000	$5,806,100
Ashtead Capital, Inc., 4.25%, 11/01/2029 (n)	6,515,000	6,331,761
Sunbelt Rentals Holdings, Inc., 4.95%, 8/12/2030 (n)	5,732,000	5,685,692
		$17,823,553
Media – 0.9%
Meta Platforms, Inc., 4.55%, 5/15/2031	$19,902,000	$19,421,831
News Corp., 3.875%, 5/15/2029 (n)	9,633,000	9,281,499
		$28,703,330
Medical & Health Technology & Services – 0.5%
HCA, Inc., 4.3%, 11/15/2030	$2,803,000	$2,716,899
ICON Investments Six DAC, 5.849%, 5/08/2029	5,678,000	5,793,129
IQVIA, Inc., 5.7%, 5/15/2028	4,073,000	4,115,502

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
IQVIA, Inc., 6.25%, 2/01/2029	$3,009,000	$3,089,924
		$15,715,454
Metals & Mining – 1.2%
Anglo American Capital PLC, 4.75%, 4/10/2027 (n)	$12,924,000	$12,948,979
Glencore Funding LLC, 5.186%, 4/01/2030 (n)	12,027,000	12,062,653
Rio Tinto Finance (USA) PLC, 4.5%, 3/14/2028	6,516,000	6,522,384
Rio Tinto Finance (USA) PLC, 4.875%, 3/14/2030	7,435,000	7,445,573
		$38,979,589
Midstream – 1.7%
Columbia Pipelines Holdings Co. LLC, 6.042%, 8/15/2028 (n)	$14,822,000	$15,156,635
DCP Midstream Operating LP, 5.625%, 7/15/2027	14,264,000	14,370,160
Enbridge, Inc., 5.25%, 4/05/2027	10,220,000	10,273,810
Enbridge, Inc., 4.9%, 6/20/2030	4,582,000	4,572,210
Energy Transfer LP, 5.55%, 2/15/2028	4,588,000	4,644,351
Plains All American Pipeline LP, 4.7%, 1/15/2031	7,469,000	7,342,620
		$56,359,786
Mortgage-Backed – 0.4%
Fannie Mae, 3%, 12/01/2031	$454,208	$439,252
Fannie Mae, 5.73%, 3/01/2033	22,724	23,078
Fannie Mae, 6%, 5/01/2033	37,349	37,962
Fannie Mae, 4.616%, 2/25/2045 (n)	1,939,972	1,941,183
Freddie Mac, 4.266%, 7/25/2029	2,435,050	2,433,051
Freddie Mac, 1.562%, 4/25/2030 (i)	27,991,054	1,349,561
Freddie Mac, 3%, 4/15/2033 - 6/15/2045	5,290,138	5,084,892
Freddie Mac, 2%, 7/15/2042	637,075	597,125
Ginnie Mae, 5.375%, 7/20/2032	15,272	15,405
		$11,921,509
Municipals – 0.4%
California Public Finance Authority Rev., Taxable (Children's Hospital Los Angeles), “A”, AGM, 5.4%, 11/15/2031	$7,520,000	$7,594,146
Kentucky Higher Education Student Loan Corp. Rev., Taxable, “A-2”, 5.949%, 6/01/2037	4,460,000	4,495,003
		$12,089,149
Network & Telecom – 0.6%
NTT Finance Corp., 4.567%, 7/16/2027 (n)	$2,986,000	$2,988,238
NTT Finance Corp., 4.62%, 7/16/2028 (n)	6,270,000	6,243,401
NTT Finance Corp., 4.828%, 11/01/2029 (n)	5,851,000	5,825,147
NTT Finance Corp., 4.876%, 7/16/2030 (n)	6,270,000	6,203,359
		$21,260,145
Non-Global Systemically Important Banks – 6.7%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)	$2,236,000	$2,313,706
American Express Co., 4.731% to 4/25/2028, FLR (SOFR - 1 day + 1.26%) to 4/25/2029	13,906,000	13,915,482
BPCE S.A., 5.281%, 5/30/2029 (n)	8,749,000	8,853,758
BPCE S.A., 5.184% to 6/02/2031, FLR (SOFR - 1 day + 1.218%) to 6/02/2032 (n)	11,355,000	11,223,223
CaixaBank S.A., 5.673% to 3/15/2029, FLR (SOFR - 1 day + 1.78%) to 3/15/2030 (n)	13,086,000	13,320,372
Capital One Financial Corp., 7.149% to 10/29/2026, FLR (SOFR - 1 day + 2.44%) to 10/29/2027	1,650,000	1,659,375
Capital One Financial Corp., 5.7% to 2/01/2029, FLR (SOFR - 1 day + 1.905%) to 2/01/2030	2,193,000	2,227,032
Capital One Financial Corp., 4.722% to 1/30/2031, FLR (SOFR - 1 day + 1.15%) to 1/30/2032	8,492,000	8,304,045
Citizens Financial Group, Inc., 5.841% to 1/23/2029, FLR (SOFR - 1 day + 2.01%) to 1/23/2030	9,750,000	9,946,428
Danske Bank A.S., 5.705% to 3/01/2029, FLR (CMT - 1yr. + 1.4%) to 3/01/2030 (n)	8,176,000	8,317,729
Deutsche Bank AG, 4.95% to 8/04/2030, FLR (SOFR - 1 day + 1.3%) to 8/04/2031	7,017,000	6,930,398
Federation des Caisses Desjardins du Quebec, 4.565%, 8/26/2030 (n)	8,606,000	8,472,768
First Citizens Bancshare, Inc., 5.231% to 3/12/2030, FLR (SOFR - 1 day + 1.41%) to 3/12/2031	4,793,000	4,738,313
First-Citizens Bank & Trust Co., 5.097%, 7/13/2029	5,211,000	5,197,980
Lloyds Banking Group PLC, 4.241% to 2/10/2029, FLR (CMT - 1yr. + 0.6%) to 2/10/2030	5,518,000	5,425,226

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Non-Global Systemically Important Banks – continued
M&T Bank Corp., 4.833% to 1/16/2028, FLR (SOFR - 1 day + 0.93%) to 1/16/2029	$5,819,000	$5,824,173
M&T Bank Corp., 7.413% to 10/30/2028, FLR (SOFR - 1 day + 2.80%) to 10/30/2029	3,652,000	3,846,280
Morgan Stanley Private Bank N.A., 4.466% to 7/06/2027, FLR (SOFR - 1 day + 0.77%) to 7/06/2028	9,355,000	9,340,693
Morgan Stanley Private Bank N.A., 4.734% to 7/18/2030, FLR (SOFR - 1 day + 1.08%) to 7/18/2031	13,070,000	12,901,219
Nationwide Building Society, 2.972% to 2/16/2027, FLR (SOFR - 1 day + 1.29%) to 2/16/2028 (n)	10,844,000	10,748,054
Pinnacle Financial Partners, Inc., 5.596% to 5/19/2031, FLR (SOFR - 1 day + 1.7%) to 5/19/2032	13,823,000	13,704,334
PNC Financial Services Group, Inc., 5.354% to 12/02/2027, FLR (SOFR - 1 day + 1.62%) to 12/02/2028	17,751,000	17,906,424
Synchrony Financial, 5.019% to 7/29/2028, FLR (SOFR - 1 day + 1.395%) to 7/29/2029	5,747,000	5,730,700
Texas Capital Bancshares, Inc., 5.301% to 2/27/2031, FLR (SOFR - 1 day + 1.94%) to 2/27/2032	13,859,000	13,572,040
Truist Financial Corp., 5.435% to 1/24/2029, FLR (SOFR - 1 day + 1.62%) to 1/24/2030	16,559,000	16,748,134
		$221,167,886
Oil Services – 0.2%
Schlumberger Holdings Corp., 5%, 5/29/2027 (n)	$5,832,000	$5,856,367
Pharmaceuticals & Biotechnology – 1.0%
Bayer US LLC Finance LLC, 5.125%, 7/20/2031 (n)	$11,720,000	$11,618,747
Biogen, Inc., 5.05%, 1/15/2031	9,580,000	9,629,959
Viatris, Inc., 2.7%, 6/22/2030	13,747,000	12,497,000
		$33,745,706
Real Estate - Apartment – 0.3%
American Homes 4 Rent LP, REIT, 4.95%, 6/15/2030	$10,190,000	$10,124,018
Real Estate - Retail – 0.7%
STORE Capital Corp., REIT, 4.5%, 3/15/2028	$1,747,000	$1,734,509
STORE Capital LLC, 4.95%, 2/11/2031	5,314,000	5,201,907
WEA Finance LLC, 4.125%, 9/20/2028 (n)	11,216,000	11,031,431
WEA Finance LLC, 3.5%, 6/15/2029 (n)	2,768,000	2,654,015
WEA Finance LLC, REIT, 2.875%, 1/15/2027 (n)	1,912,000	1,896,880
		$22,518,742
Real Estate - Storage & Office – 0.1%
COPT Defense Properties, REIT, 2%, 1/15/2029	$2,060,000	$1,923,201
Refining – 0.4%
Marathon Petroleum Corp., 5.15%, 3/01/2030	$11,629,000	$11,707,025
Retail & E-commerce – 1.1%
AutoNation, Inc., 4.45%, 1/15/2029	$17,763,000	$17,533,294
AutoNation, Inc., 3.85%, 3/01/2032	9,348,000	8,655,289
Genuine Parts Co., 4.95%, 8/15/2029	8,889,000	8,830,104
		$35,018,687
Semiconductor & Electronic Components – 0.1%
NXP B.V./NXP Funding LLC/NXP USA, Inc., 4.3%, 8/19/2028	$3,259,000	$3,227,578
Software – 0.9%
Oracle Corp., 4.55%, 2/04/2029	$11,910,000	$11,610,943
Oracle Corp., 4.95%, 2/04/2031	8,336,000	7,962,273
Salesforce, Inc., 4.5%, 3/15/2028	5,994,000	5,980,252
ServiceNow, Inc., 4.25%, 5/15/2028	5,690,000	5,659,537
		$31,213,005

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – 0.6%
Crown Castle, Inc., REIT, 2.9%, 3/15/2027	$3,817,000	$3,781,479
Rogers Communications, Inc., 3.2%, 3/15/2027	12,956,000	12,856,255
T-Mobile USA, Inc., 4.2%, 10/01/2029	4,714,000	4,624,900
		$21,262,634
Tobacco – 1.2%
B.A.T. International Finance PLC, 5.931%, 2/02/2029	$15,994,000	$16,415,928
Japan Tobacco, Inc., 4.85%, 5/15/2028 (n)	9,362,000	9,392,988
Philip Morris International, Inc., 5.125%, 11/17/2027	3,137,000	3,159,445
Philip Morris International, Inc., 4.875%, 2/15/2028	6,615,000	6,643,298
Philip Morris International, Inc., 4.125%, 4/28/2028	5,827,000	5,783,565
		$41,395,224
Transportation & Logistics – 2.0%
Element Fleet Management Corp., 5.643%, 3/13/2027 (n)	$13,334,000	$13,407,549
Element Fleet Management Corp., 4.8%, 5/29/2029 (n)	5,977,000	5,940,346
Element Fleet Management Corp., 5.037%, 3/25/2030 (n)	15,055,000	14,989,187
GXO Logistics, Inc., 6.25%, 5/06/2029	5,893,000	6,063,987
Penske Truck Leasing Co. LP, 5.35%, 1/12/2027 (n)	5,489,000	5,506,008
Penske Truck Leasing Co. LP, 5.35%, 3/30/2029 (n)	8,420,000	8,493,831
Penske Truck Leasing Co. LP, 5.25%, 7/01/2029 (n)	6,187,000	6,230,615
Triton International Ltd., 5.15%, 2/15/2033	5,201,000	5,032,488
		$65,664,011
Travel, Gaming, & Lodging – 0.8%
Flutter Treasury DAC, 5.875%, 6/04/2031 (n)	$11,375,000	$11,205,813
Hyatt Hotels Corp., 5.75%, 1/30/2027	5,367,000	5,391,082
Las Vegas Sands Corp., 5.9%, 6/01/2027	4,107,000	4,140,887
Las Vegas Sands Corp., 5.625%, 6/15/2028	6,928,000	6,990,818
		$27,728,600
U.S. Treasury Obligations – 23.1%
U.S. Treasury Notes, 3.375%, 11/30/2027	$41,400,000	$40,948,804
U.S. Treasury Notes, 3.875%, 3/15/2028	165,344,000	164,375,187
U.S. Treasury Notes, 4.125%, 7/31/2028	50,000,000	49,855,469
U.S. Treasury Notes, 4.875%, 10/31/2028 (f)	282,349,000	285,734,983
U.S. Treasury Notes, 4.625%, 4/30/2029	224,335,000	226,043,802
		$766,958,245
Utilities – 2.1%
Con Edison Co. of NY, Inc., FLR, 4.141% (SOFR - 1 day + 0.52%), 11/18/2027	$8,765,000	$8,775,769
Eversource Energy, 4.45%, 12/15/2030	13,884,000	13,537,497
Liberty Utilities Co., 5.1%, 5/15/2031 (n)	11,957,000	11,813,608
Pacific Gas & Electric Co., 6.1%, 1/15/2029	8,760,000	8,989,026
Pacific Gas & Electric Co., 5.55%, 5/15/2029	6,502,000	6,598,477
PSEG Power LLC, 5.2%, 5/15/2030 (n)	3,374,000	3,383,108
Vistra Operations Co. LLC, 4.55%, 10/30/2028 (n)	8,904,000	8,824,296
Vistra Operations Co. LLC, 5%, 4/30/2031 (n)	8,902,000	8,765,285
		$70,687,066
Total Bonds		$3,252,961,355
Mutual Funds (h) – 2.2%
Money Market Funds – 2.2%
MFS Institutional Money Market Portfolio, 3.73% (v)	73,850,666	$73,865,436

Other Assets, Less Liabilities – (0.1)%		(2,144,712)
Net Assets – 100.0%		$3,324,682,079

Portfolio of Investments (unaudited) – continued
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $73,865,436 and
$3,252,961,355, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,435,470,088, representing 43.2% of net assets.

(q)	Interest received was less than stated coupon rate.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.

The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

ICE	Intercontinental Exchange
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

Derivative Contracts at 7/31/26
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	121	$24,878,735	September – 2026	$(64,709)

Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
10/02/26	USD	228,000,000	centrally cleared	4.697%/Annually	1 - day SOFR/Annually	$2,190,417	$(20,567)	$2,169,850
10/02/26	USD	70,900,000	centrally cleared	4.664%/Annually	1 - day SOFR/Annually	649,285	—	649,285
12/23/27	USD	113,000,000	centrally cleared	4.106%/Annually	1 - day SOFR/Annually	294,387	—	294,387
						$3,134,089	$(20,567)	$3,113,522
At July 31, 2026, the fund had liquid securities collateral with an aggregate value of $1,277,132 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and swap agreements. The following is a summary of the levels used as of July 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$766,958,245	$—	$766,958,245
Non - U.S. Sovereign Debt	—	21,408,109	—	21,408,109
Municipal Bonds	—	12,089,149	—	12,089,149
U.S. Corporate Bonds	—	1,100,114,101	—	1,100,114,101
Residential Mortgage-Backed Securities	—	173,641,279	—	173,641,279
Commercial Mortgage-Backed Securities	—	99,912,257	—	99,912,257
Asset-Backed Securities (including CDOs)	—	549,287,907	—	549,287,907
Foreign Bonds	—	529,550,308	—	529,550,308
Investment Companies	73,865,436	—	—	73,865,436
Total	$73,865,436	$3,252,961,355	$—	$3,326,826,791
Other Financial Instruments
Futures Contracts – Liabilities	$(64,709)	$—	$—	$(64,709)
Swap Agreements – Assets	—	3,113,522	—	3,113,522
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended July 31, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$94,606,267	$266,228,129	$286,978,649	$355	$9,334	$73,865,436

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$671,383	$—